Investment Portfolioas of February 29, 2024 (Unaudited)
DWS CROCI® Equity Dividend Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 2.4%
Media 2.4%
Comcast Corp. "A"	482,968	20,695,179
Consumer Discretionary 3.1%
Textiles, Apparel & Luxury Goods 3.1%
Tapestry, Inc.	562,146	26,718,799
Consumer Staples 29.2%
Beverages 7.4%
Coca-Cola Co.	360,917	21,662,239
Molson Coors Beverage Co. "B"	346,246	21,612,675
PepsiCo, Inc.	128,351	21,221,554
		64,496,468
Consumer Staples Distribution & Retail 2.6%
Kroger Co.	460,911	22,865,795
Food Products 14.3%
Campbell Soup Co.	482,203	20,561,136
Conagra Brands, Inc.	722,568	20,289,709
General Mills, Inc.	333,789	21,422,578
Kellanova	396,612	21,873,152
Kraft Heinz Co.	575,360	20,298,701
The J.M. Smucker Co.	163,461	19,643,108
		124,088,384
Tobacco 4.9%
Altria Group, Inc.	531,276	21,734,501
Philip Morris International, Inc.	233,372	20,994,145
		42,728,646
Energy 17.9%
Oil, Gas & Consumable Fuels 17.9%
Coterra Energy, Inc.	844,333	21,766,904
Devon Energy Corp.	506,761	22,327,890
Kinder Morgan, Inc.	1,253,699	21,801,826
Marathon Petroleum Corp.	135,218	22,882,942
Phillips 66	156,782	22,343,003
Pioneer Natural Resources Co.	94,927	22,325,881
Valero Energy Corp.	157,350	22,258,731
		155,707,177
Financials 7.8%
Banks 5.2%
Bank of America Corp.	639,652	22,080,787
JPMorgan Chase & Co.	123,572	22,991,807
		45,072,594

Consumer Finance 2.6%
Synchrony Financial	558,021	23,046,267
Health Care 16.9%
Biotechnology 7.0%
AbbVie, Inc.	129,703	22,834,213
Amgen, Inc.	68,875	18,860,041
Gilead Sciences, Inc.	265,116	19,114,864
		60,809,118
Health Care Equipment & Supplies 2.4%
Medtronic PLC	249,550	20,802,488
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	423,426	21,488,869
Johnson & Johnson	133,815	21,595,065
Merck & Co., Inc.	179,032	22,763,919
		65,847,853
Industrials 7.8%
Aerospace & Defense 2.4%
Lockheed Martin Corp.	49,434	21,169,616
Machinery 5.4%
Cummins, Inc.	89,097	23,932,345
PACCAR, Inc.	207,990	23,064,011
		46,996,356
Information Technology 9.4%
Communications Equipment 2.3%
Cisco Systems, Inc.	410,528	19,857,239
IT Services 4.8%
Amdocs Ltd.	228,612	20,849,414
International Business Machines Corp.	114,657	21,214,985
		42,064,399
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co.	1,337,569	20,371,176
Materials 2.6%
Chemicals 2.6%
LyondellBasell Industries NV "A"	224,543	22,517,172
Utilities 2.4%
Multi-Utilities 2.4%
Sempra	302,001	21,321,271
Total Common Stocks (Cost $798,084,099)		867,175,997

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $3,401,325)	3,401,325	3,401,325

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $801,485,424)	99.9	870,577,322
Other Assets and Liabilities, Net	0.1	837,279
Net Assets	100.0	871,414,601
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 11/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.35% (a)
3,357,238	22,274,223	22,230,136	—	—	53,353	—	3,401,325	3,401,325

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$867,175,997	$—	$—	$867,175,997
Short-Term Investments	3,401,325	—	—	3,401,325
Total	$870,577,322	$—	$—	$870,577,322

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEDF-PH1
R-080548-2 (1/25)